Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common shares	Preferred shares	Additional Paid in Capital	Accumulated Other Comprehensive Loss	Deficit	Total
Balance at Dec. 31, 2019	$ 79,824	$ 550	$ 35,257	$ (1,216)	$ (106,227)	$ 8,188
Balance (in Shares) at Dec. 31, 2019	163,331,904
Exercise of stock options (Note 16)	$ 1,790		(871)			919
Exercise of stock options (Note 16) (in shares)	2,605,189
Common shares issued for exploration and evaluation expenses (Note 11)			12,879			12,879
Private placements (net of financing costs)	$ 20,376					20,376
Private placements (net of financing costs) (in shares)	6,553,409
Financing cost	$ (28)					(28)
Common shares issued for acquisition of Tonga Offshore Minerals Limited (Note 7)	$ 28,000					28,000
Common shares issued for acquisition of Tonga Offshore Minerals Limited (Note 7) (in shares)	9,005,595
Share-based compensation (Note 16)	$ (397)		4,493			4,096
Common shares issued for services	$ 24,866		(6,411)			18,455
Common shares issued for services (in shares)	7,997,496
Net equity from Business Combination (Note 6)	$ 28,000					28,000
Net equity from Business Combination (Note 6) (in shares)	9,005,595
Loss for the year					(56,631)	(56,631)
Balance at Dec. 31, 2020	$ 154,431	550	45,347	(1,216)	(162,858)	36,254
Balance (in Shares) at Dec. 31, 2020	189,493,593
Exercise of stock options (Note 16)	$ 14,297		$ (10,061)			4,236
Exercise of stock options (Note 16) (in shares)	6,312,756
Conversion of restricted share units (Note 16) (in shares)	173,216		(399,000)
Conversion of restricted share units (Note 16)	$ 399
Common shares issued for exploration and evaluation expenses (Note 11) (in shares)	4,245,031
Common shares issued for exploration and evaluation expenses (Note 11)	$ 25,664		$ (12,879)			12,785
Conversion of debentures (Note 13)	$ 27,003					27,003
Conversion of debentures (Note 13) (in shares)	3,126,567
Share-based compensation (Note 16)			60,565			60,565
Common shares issued for acquisition of Tonga Offshore Minerals Limited (Note 7)	$ 72,411		19,500			91,911
Common shares issued for acquisition of Tonga Offshore Minerals Limited (Note 7) (in shares)	21,384,296
Common shares issued for services	$ 1,296					1,296
Common shares issued for services (in shares)	187,575
Net equity from Business Combination (Note 6)	$ 72,411		19,500			91,911
Net equity from Business Combination (Note 6) (in shares)	21,384,296
Conversion of preferred shares to common shares	$ 550	$ (550)
Conversion of preferred shares to common shares (in shares)	509,459
Loss for the year					(141,299)	(141,299)
Balance at Dec. 31, 2021	$ 296,051		$ 102,073	$ (1,216)	$ (304,157)	$ 92,751
Balance (in Shares) at Dec. 31, 2021	225,432,493